Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 10. Subsequent Events

From April 1, 2022 through April 26, 2022, the Company has issued 10,324,000 common shares related to subscriptions outstanding at March 31, 2022.

On April 18, 2022, 78,947 shares of the company’s common stock were issued pursuant to a securities purchase agreement in exchange for $15,000.

On April 25, 2022, the Company entered into a Services Supplier Agreement with a vendor to provide 227,273 shares of the Company’s common stock valued at $100,000 for consulting services. As of April 27, 2022, these common shares have been issued to the vendor.

Note 16. Subsequent Events

On March 3, 2022, the Company’s common stock was upgraded to the OTCQB tier.

On January 26, 2022, the Company entered into a two year equity Line of credit (“ELOC”) with an investor to provide up to $5 million. The Company may “put” or “draw down” requests for the investor to purchase shares subject to certain limits. Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). As of April 12, 2022, 500,000 common shares were issued pursuant to this agreement as the agreed upon commitment fee. The parties simultaneously executed a Securities Purchase Agreement for 3,000,000 shares of common stock, of which 2,000,000 shares have been issued for an aggregate purchase price of $300,002,520,000 common shares were issued pursuant to this agreement, including 500,000 common shares as the agreed upon commitment fee. The initial purchase in this agreement was for $300,000.

On January 14, 2022, the Company completed a conversion of our outstanding convertible debt by exchanging $53,222 cash for retiring $50,000 in convertible debt along with $3,222 in interest for a total of 575,558 common shares.

On February 1, 2022, the Company repaid the remaining balance of convertible debt for a total of $216,348, which consists of $150,000 of principal, $10,257 of interest, and a prepayment fee of $56,091.

On February 3, 2022, the Company issued 500,000 shares of the Company’s common stock to a vendor for services.

On February 18, 2022, the Company received a deposit in the amount of $300,000 for 1,875,000 common shares to be issued pursuant to a securities purchase agreement. As of April 14, 2022, these shares have been issued.

On February 23, 2022, the Company filed the European trademark applications for Registration of the Name and logo of EAWD as well as the national trademark applications for an international trademark application designating Mexico, Brazil and Australia, a national trademark application in the US and a national trademark application in Argentina.

In February 2022, the Russian Federation and Belarus commenced military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.

From January 1, 2022 through April 14, 2022, the Company has issued 23,302,000 common shares related to subscriptions outstanding at December 31, 2021.